Related party transactions	9 Months Ended
Sep. 30, 2022
Related Party [Abstract]
Related party transactions	Related party transactionsKey management personnel are those persons having the authority and responsibility for planning, directing and controlling activities of the Company, directly or indirectly, including the Chief Executive Officer, President and
Chief Operating Officer, Chief Financial Officer, Chief Product Officer, Chief Corporate Development Officer, Chief Human Resource Officer, Chief Legal Officer and Directors.

Compensation expense for the Company’s key management personnel for the three and nine months ended September 30, 2022 and 2021 is as follows:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	$	$	$	$
Salaries and benefits	954	916	3,099	2,824
Share-based compensation	425	486	2,106	1,110
	1,379	1,402	5,205	3,934